Description of Organization and Business Operations (Details) - USD ($)												1 Months Ended	8 Months Ended		9 Months Ended		12 Months Ended
	Jun. 07, 2024	Sep. 06, 2023	Aug. 17, 2023	Aug. 10, 2023	Mar. 28, 2023	Mar. 06, 2023	Mar. 06, 2023	Sep. 13, 2021	Sep. 13, 2021	Sep. 07, 2021	Sep. 07, 2021	Aug. 16, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Sep. 07, 2023	May 02, 2023	Mar. 31, 2023	May 05, 2021
Description of Organization and Business Operations (Details) [Line Items]
Entity incorporation date															Apr. 20, 2021		Apr. 20, 2021
Gross proceeds														$ 240,000,000
Shares Issued, price per share (in Dollars per share)			$ 1												$ 0.004
Percentage of aggregate fair market value of assets.															80.00%
Ownership interest to be acquired on post-transaction company.															50.00%
Share price (in Dollars per share)													$ 10.05		$ 10.05		$ 10.05
Percentage of shares voted															65.00%
Interest to pay dissolution expenses, maximum	$ 100,000
Tangible asset.															$ 5,000,001
Business combination days					May 07, 2023												May 07, 2023
Deposited amount													$ 80,000				$ 80,000		$ 80,000
Expenses incurred				$ 300,000
Avila payment, description															1) up to $300,000 immediately upon Avila’s receipt of net proceeds from any financing, public or private, in excess of U.S. $3,000,000, -or- (2) (i) $50,000 by December 1, 2023, (ii) $100,000 by February 1, 2024 and (iii) $150,000 by April 1, 2024.
Advancing amount			$ 480,000												$ 420,000
Deposits		$ 20,000																$ 20,000
Common stock redeemed (in Shares)		1,847,662
Total redemption payment		$ 19,208,848				$ 215,621,387	$ 215,621,387
U.S. federal rate												1.00%			1.00%	21.00%	21.00%
Excise tax payable															$ 2,348,302
Percentage of excise tax															1.00%
Operating expenses															$ 0
Working capital deficit													360,000		3,193,049		360,000
Loan from Sponsor															$ 163,000		163,000
Repaid Note balance								$ 6,000	$ 6,000	$ 157,000	$ 157,000
Aggregate principal amount			480,000
Sponsor advance			$ 480,000
Price per unit (in Dollars per share)			$ 1
Investments maximum maturity term.															185 days
Deferred underwriting commissions													12,000,000		$ 6,600,000		12,000,000
Restricted investments term										185 days
Net tangible assets													$ 5,000,001				$ 5,000,001
Percentage of public shares redeemed													100.00%				100.00%
Dissolution expenses													$ 100,000				$ 100,000
Minimum share price of the residual assets remaining available for distribution (in Dollars per share)													$ 10.05				$ 10.05
Operating bank account													$ 172,000				$ 172,000
Payment of offering costs														$ 25,000			$ 25,000
Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares Issued, price per share (in Dollars per share)		$ 0.02
Minimum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of public shares															20.00%
Percentage of fair market value													80.00%				80.00%
Per share amount to be maintained in the trust account (in Dollars per share)																	$ 10.05
Maximum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of public shares															100.00%
Redeeming public shares percentage													20.00%				20.00%
Per share amount to be maintained in the trust account (in Dollars per share)																	$ 10.05
Warrant [Member]
Description of Organization and Business Operations (Details) [Line Items]
Derivate warrant liabilities										$ 668,000	$ 668,000
Price of warrant (in Dollars per share)															$ 1
Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Private placement warrant issued (in Shares)															8,700,000					8,700,000
Price of warrant (in Dollars per share)													$ 11.5				$ 11.5			$ 1
Proceeds from issuance of warrants										$ 8,700,000					$ 8,700,000		$ 8,700,000
Warrants issued (in Shares)										8,700,000							8,700,000
Warrants price per share (in Dollars per share)										$ 1	$ 1		$ 1				$ 1
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued (in Shares)											24,000,000				24,000,000
Gross proceeds															$ 241,200,000
Shares Issued, price per share (in Dollars per share)															$ 10.05
Share price (in Dollars per share)										$ 10.05	$ 10.05
Payment to acquire restricted investments										$ 241,200,000
IPO [Member] | Forward Share Purchase Agreement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock purchased (in Shares)															2,376,000
shares of common stock (in Shares)															2,500,000
IPO [Member] | Warrant [Member]
Description of Organization and Business Operations (Details) [Line Items]
Derivate warrant liabilities										$ 668,000	$ 668,000
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Private placement warrant issued (in Shares)															7,500,000					7,500,000
Private Placement [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price of warrant (in Dollars per share)															$ 1
Proceeds from issuance of warrants															$ 8,700,000
Public Stockholders [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share price (in Dollars per share)															$ 10.05
Trust Account Assets [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share price (in Dollars per share)															10.05
Public Share [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share price (in Dollars per share)															10.05
Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds													$ 240,000,000				$ 240,000,000
Private placement warrant issued (in Shares)										1	1		20,700,000				20,700,000
Price of warrant (in Dollars per share)										$ 11.5	$ 11.5
Common stock, par value (in Dollars per share)													$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of shares in extension (in Shares)															21,151,393
Percentage of shares issued and outstanding															88.10%
Trust account															$ 28,744,831
Common shares, outstanding (in Shares)															2,848,607
Common shares, issued (in Shares)															2,848,607
Common stock redeemed (in Shares)						21,151,393	21,151,393
Class A Common Stock [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price of warrant (in Dollars per share)															$ 11.5
Class A Common Stock [Member] | IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued (in Shares)											24,000,000
Gross proceeds										$ 240,000,000	$ 240,000,000
Offering costs										17,500,000	17,500,000
Deferred underwriting commissions										$ 12,000,000	$ 12,000,000
Initial public offering shares (in Shares)										24,000,000	24,000,000
Offering costs										$ 17,500,000	$ 17,500,000
Deferred underwriting commissions										12,000,000	12,000,000
Offering costs allocated to derivative warrant liabilities										$ 668,000	$ 668,000
Class B Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par value (in Dollars per share)													$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class B Common Stock [Member] | Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering shares (in Shares)														6,900,000
Investment Company Act of Nineteen Forty [Member] | Minimum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Ownership percentage													50.00%				50.00%
Authorized Management [Member]
Description of Organization and Business Operations (Details) [Line Items]
Deposited amount					$ 80,000
Management [Member]
Description of Organization and Business Operations (Details) [Line Items]
Deposited amount					$ 80,000
Inflation Reduction Act 2022 [Member]
Description of Organization and Business Operations (Details) [Line Items]
Federal excise tax												1.00%
Excise tax of fair market value												1.00%
Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate principal amount			$ 480,000
Offering cost															$ 25,000						$ 25,000
Sponsor [Member] | Minimum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of public shares															20.00%
Sponsor [Member] | Maximum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of public shares.															100.00%
Sponsor [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Private placement warrant issued (in Shares)															1,200,000					1,200,000
Warrants issued (in Shares)										7,500,000							7,500,000
Sponsor [Member] | Working Capital Loans [Member]
Description of Organization and Business Operations (Details) [Line Items]
Working capital loans outstanding													$ 0	$ 0		$ 0	$ 0
Cantor and Odeon [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Warrants issued (in Shares)										1,200,000							1,200,000